One Commerce Square
                                           Philadelphia, PA 19103

Delaware Investments




December 29, 1998


Filed via EDGAR
_________________________________

Securities and Exchange Commission
Document Control
450 Fifth Street, N.W.
Washington, D.C.  20549

Re:  Funds listed on Attachment A
     ____________________________


Ladies and Gentlemen:

In accordance with the provisions of Rule 497(j), under the Securities Act of 1933, this is to certify that the Prospectus and Statement of Additional Information for the Funds listed on Appendix A that would have been filed under paragraph (c) of Rule 497 do not differ from those contained in the Post-Effective Amendments listed on Appendix A, the most recent post-effective amendments of the Funds listed on Appendix A. The Post-Effective Amendments were filed electronically with the Commission on the dates noted on Appendix A under paragraph (b) of Rule 485 under the Securities Act of 1933.


Very truly yours,


/s/Michael T. Pellegrino
________________________
Michael T. Pellegrino
Assistant Vice President/
Assistant Secretary/
Senior Counsel
                               Attachment A


1.   Voyageur Insured Funds, Inc.
     (Post-Effective Amendment No. 28 filed November 30, 1998)
     1933 Act No. 33-11235
     1940 Act No. 811-4977
     CIK No. 809064
          Delaware-Voyageur Tax-Free Arizona Insured Fund
          Delaware-Voyageur Tax-Free Colorado Insured Fund
          Delaware-Voyageur Minnesota Insured Fund

2.   Voyageur Intermediate Tax Free Funds, Inc.
     (Post-Effective Amendment No. 28 filed November 30, 1998) 1933 Act No. 2-99266
     1940 Act No. 811-4364
     CIK No. 773675
          Delaware-Voyageur Tax-Free Arizona Intermediate Fund Delaware-Voyageur Tax-Free California Intermediate Fund Delaware-Voyageur Tax-Free Colorado Intermediate Fund Delaware-Voyageur Tax-Free Minnesota Intermediate Fund

3.   Voyageur Investment Trust
     (Post-Effective Amendment No. 17 filed November 30, 1998) 1933 Act No. 33-42827
     1940 Act No. 811-6411
     CIK No. 879342
          Delaware-Voyageur Tax-Free California Insured Fund Delaware-Voyageur Tax-Free Florida Insured Fund Delaware-Voyageur Tax-Free Florida Fund Delaware-Voyageur Tax-Free Kansas Fund Delaware-Voyageur Tax-Free Missouri Insured Fund Delaware-Voyageur Tax-Free New Mexico Fund Delaware-Voyageur Tax-Free Oregon Insured Fund Delaware-Voyageur Tax-Free Utah Fund Delaware-Voyageur Tax-Free Washington Insured Fund

4.   Voyageur Mutual Funds, Inc.
     (Post-Effective Amendment No. 22 filed December 1, 1998)
     1933 Act No. 33-63238
     1940 Act No. 811-7742
     CIK No. 906236
          Delaware-Voyageur Tax-Free Arizona Fund
          Delaware-Voyageur Tax-Free California Fund
          Delaware-Voyageur Tax-Free Iowa Fund
          Delaware-Voyageur Tax-Free Idaho Fund
          Delaware-Voyageur Tax-Free Minnesota High Yield
          Municipal Bond Fund
          Delaware-Voyageur Tax-Free New York Fund
          Delaware-Voyageur Tax-Free Wisconsin Fund

5.   Voyageur Mutual Funds II, Inc.
     (Post-Effective Amendment No. 25 filed November 30, 1998)
     1933 Act No. 33-11495
     1940 Act No. 811-4989
     CIK No. 809872
          Delaware-Voyageur Tax-Free Colorado Fund

6.   Voyageur Tax Free Funds, Inc.
     (Post-Effective Amendment No. 32 filed November 30, 1998)
     1933 Act No. 2-87910
     1940 Act No. 811-3910
     CIK No. 733362
          Delaware-Voyageur Tax-Free Minnesota Fund
          Delaware-Voyageur Tax-Free North Dakota Fund